Revenue Recognition (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract Liability	$ (6,486)	$ (25,905)
Total	$ (6,486)	$ (25,905)